Exhibit 99.1
MONTHLY PAYMENT STATEMENT TO NOTEHOLDERS

HSBC Home Equity Loan Trust (USA) 2006-1

Payment Number	8
Beginning Date of Collection Period	01-Jan-07
End Date of Collection Period	31-Jan-07
Payment Date	20-Feb-07
Previous Payment Date	22-Jan-07
Interest Period Beginning On	22-Jan-07
Interest Period Ending On	19-Feb-07

Funds Disbursement
Collected Funds	29,660,594.38
Available Payment Amount	29,660,594.38
Principal Collections	22,206,625.26
Net Interest Collections	7,453,969.12
Interest Collections	7,453,969.12
Principal recoveries	0.00
Servicing Fee	0.00
Skip-A-Pay Advance	0.00
Skip-A-Pay Reimbursement Amount	0.00

Disbursements	29,660,594.38
Interest Paid to Notes	3,670,384.04
Principal Paid to Notes	22,236,718.47
Ownership Interest - pursuant to Section 5.01 (a) (xx)	3,292,703.96
Servicing Fee (to Servicer)	460,787.91

Yield Maintenance Account
Maximum Monthly Yield Maintenance Amount	373,932.00
Monthly Yield Maintenance Payment Amount	0.00
Unused amount - towards Ownership Interest	373,932.00
Amount on deposit before Monthly Yield Maintenance Payment	1,648,091.00
Amount remaining on deposit in the Yield Maintenance Account	1,274,159.00

Pool Balance
Beginning Pool Balance	1,105,890,995.66
Principal Collections (including repurchases)	22,206,625.26
Additional Principal Reduction Amount	30,093.21
Ending Pool Balance	1,083,654,277.19

Note Balance
Beginning Note Balance	826,483,589.66
Note Paydown	22,236,718.47
Ending Note Balance	804,246,871.19

Collateral Performance
Cash yield (% of beginning balance, annualized)	8.09%
Loss rate (net of principal recoveries; % of beginning balance)	0.03%
Net yield	8.06%
Realized Losses	30,093.21
Cumulative Realized Losses	168,526.57
Cumulative Loss Percentage	0.01%
Delinquent Loans:
One payment principal balance of loans	15,046,968.38
One payment number of loans	114
Two payments principal balance of loans	3,201,121.86
Two payments number of loans	20
Three payments plus principal balance of loans	6,256,939.80
Three payments plus number of loans	54
One payment Delinquency Percentage (for related Collection Period)	1.39%
Two payments Delinquency Percentage (for related Collection Period)	0.30%
Two payments plus Delinquency Percentage (for related Collection Period)	0.87%
Two Payment Plus Rolling Average (for such Payment Date)	0.66%
Three payments plus Delinquency Percentage (for the related Collection Period)	0.58%

Aggregate Principal Balances of Loans that were restructured during such Collection Period	6,539,362.62
Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	0.60%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	0
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	0
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	0
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	8,385
Number outstanding end of period	8,349
Principal balance of all REO as of the end of the Collection Period	655,819.10
Number of loans that went into REO during the Collection Period	0

Principal balance of loans that went into REO during the Collection Period	0.00
Unpaid Servicing Fee from previous Collection Periods	0.00

Overcollateralization
Beginning OC Amount	279,407,406.00
OC Release Amount	0.00
Extra Principal Payment Amount	0.00
Class A-1 Extra Principal Payment Amount Paid	0.00
Class A-2 Extra Principal Payment Amount Paid	0.00
Class M-1 Extra Principal Payment Amount Paid	0.00
Class M-2 Extra Principal Payment Amount Paid	0.00
Ending OC Amount	279,407,406.00

Target OC Amount	279,407,406.00
Interim OC Amount	279,407,406.00
Interim OC Deficiency	0.00

Monthly Excess Cashflow (before Servicing Fee)	3,753,491.87
Monthly Excess Cashflow (after Servicing Fee)	3,292,703.96
Principal Payment Amount	22,206,625.26
Class A-1 Principal Payment Amount	13,637,654.04
Class A-2 Principal Payment Amount	3,411,765.56
Class M-1 Principal Payment Amount	2,958,887.68
Class M-2 Principal Payment Amount	2,198,317.98
Principal Collections	22,206,625.26
OC Release Amount	0.00

Other
Stepdown	No
Trigger Event	No
Servicer Termination Event	No
Event of Default	No
Original Note Balance	1,038,550,000.00
Total Note Principal Amount divided by Total Original Note Principal Amount	77.439398%
EOP Note Principal Amount divided by Original Note Principal Amount <15.00%	No

Interest Calculations
1 month LIBOR	5.32000%
Class A-1 Formula Rate (1-mo. Libor plus 16 bps)	5.48000%
Class A-1 Note Rate	5.48000%
Class A-2 Formula Rate (1-mo. Libor plus 18 bps)	5.50000%
Class A-2 Note Rate	5.50000%
Class M-1 Formula Rate (1-mo. Libor plus 28 bps)	5.60000%
Class M-1 Note Rate	5.60000%

Class M-2 Formula Rate (1-mo. Libor plus 30 bps)	5.62000%
Class M-2 Note Rate	5.62000%

Available Funds Cap	7.96893%

Class A-1 Noteholder's Statement

A. Information on Payments
Original Class A-1 Note Balance	637,800,000.00
1. Total Payments per $1,000	24.924351
2. Principal Payment per $1,000	21.411312
3. Interest Payment per $1,000	3.513038

B. Calculation of Class A-1 Interest Due & Paid
1. Class A-1 Note Rate	5.48000%
2. Days in Accrual Period	29

3. Class A-1 Interest Due	2,240,615.81
4. Class A-1 Interest Paid	2,240,615.81
5. Class A-1 Interest Carry Forward Amount Due	0.00
6. Class A-1 Interest Carry Forward Amount Paid	0.00
7. Class A-1 Supplemental Interest Amount Due	0.00
8. Class A-1 Supplemental Interest Amount Paid	0.00

9. Class A-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class A-1 Principal Due & Paid
1. Class A-1 Note Principal Amount, BOP	507,564,617.49
2. Class A-1 Principal Due	13,656,135.05
3. Class A-1 Principal Paid	13,656,135.05
4. Class A-1 Principal Carry Forward Amount Paid	0.00
5. Class A-1 Unpaid Principal Carry Forward Amount	0.00
6. Class A-1 Note Principal Amount, EOP	493,908,482.44

7. Class A-1 Note Principal Amount as a % of Original Class A-1 Note Principal Amount, EOP	77.439398%
8. Class A-1 Note Principal Amount as a % of the Pool Balance, EOP	45.578049%
9. Class A-1 Note principal distribution percentage	61.412546339%

Class A-2 Noteholder's Statement

A. Information on Payments
Original Class A-2 Note Balance	159,560,000.00
1. Total Payments per $1,000	24.937172
2. Principal Payment per $1,000	21.411312

3. Interest Payment per $1,000	3.525860

B. Calculation of Class A-2 Interest Due & Paid
1. Class A-2 Note Rate	5.50000%
2. Days in Accrual Period	29.00

3. Class A-2 Interest Due	562,586.15
4. Class A-2 Interest Paid	562,586.15
5. Class A-2 Interest Carry Forward Amount Due	0.00
6. Class A-2 Interest Carry Forward Amount Paid	0.00
7. Class A-2 Supplemental Interest Amount Due	0.00
8. Class A-2 Supplemental Interest Amount Paid	0.00

9. Class A-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class A-2 Principal Due & Paid
1. Class A-2 Note Principal Amount, BOP	126,978,692.94
2. Class A-2 Principal Due	3,416,389.00
3. Class A-2 Principal Paid	3,416,389.00
4. Class A-2 Principal Carry Forward Amount Paid	0.00
5. Class A-2 Unpaid Principal Carry Forward Amount	0.00
6. Class A-2 Note Principal Amount, EOP	123,562,303.94

7. Class A-2 Note Principal Amount as a % of Original Class A-2 Note Principal Amount, EOP	77.439398%
8. Class A-2 Note Principal Amount as a % of the Pool Balance, EOP	11.402373%
9. Class A-2 Note principal distribution percentage	15.363728275%

Class M-1 Noteholder's Statement

A. Information on Payments
Original Class M-1 Note Balance	138,380,000.00
1. Total Payments per $1,000	25.001278
2. Principal Payment per $1,000	21.411312
3. Interest Payment per $1,000	3.589966

B. Calculation of Class M-1 Interest Due & Paid
1. Class M-1 Note Rate	5.60000%
2. Days in Accrual Period	29

3. Class M-1 Interest Due	496,779.51
4. Class M-1 Interest Paid	496,779.51
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Supplemental Interest Amount Due	0.00

8. Class M-1 Supplemental Interest Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class M-1 Principal Due & Paid
1. Class M-1 Note Principal Amount, BOP	110,123,536.79
2. Class M-1 Principal Due	2,962,897.40
3. Class M-1 Principal Paid	2,962,897.40
4. Class M-1 Principal Carry Forward Amount Paid	0.00
5. Class M-1 Unpaid Principal Carry Forward Amount	0.00
6. Class M-1 Note Principal Amount, EOP	107,160,639.39

7. Class M-1 Note Principal Amount as a % of Original Class M-1 Note Principal Amount, EOP	77.439398%
8. Class M-1 Note Principal Amount as a % of the Pool Balance, EOP	9.888822%
9. Class M-1 Note principal distribution percentage	13.324346445%

Class M-2 Noteholder's Statement

A. Information on Payments
Original Class M-2 Note Balance	102,810,000.00
1. Total Payments per $1,000	25.014100
2. Principal Payment per $1,000	21.411312
3. Interest Payment per $1,000	3.602787

B. Calculation of Class M-2 Interest Due & Paid
1. Class M-2 Note Rate	5.62000%
2. Days in Accrual Period	29

3. Class M-2 Interest Due	370,402.57
4. Class M-2 Interest Paid	370,402.57
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Supplemental Interest Amount Due	0.00
8. Class M-2 Supplemental Interest Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class M-2 Principal Due & Paid
1. Class M-2 Note Principal Amount, BOP	81,816,742.44
2. Class M-2 Principal Due	2,201,297.02
3. Class M-2 Principal Paid	2,201,297.02
4. Class M-2 Principal Carry Forward Amount Paid	0.00
5. Class M-2 Unpaid Principal Carry Forward Amount	0.00
6. Class M-2 Note Principal Amount, EOP	79,615,445.42

7. Class M-2 Note Principal Amount as a % of Original Class M-2 Note Principal Amount, EOP	77.439398%
8. Class M-2 Note Principal Amount as a % of the Pool Balance, EOP	7.346941%
9. Class M-2 Note principal distribution percentage	9.899378942%

HSBC FINANCE CORPORATION HSBC HOME EQUITY LOAN Trust (USA) 2006-1

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Sales and Servicing Agreement dated as of July 12, 2006 (the "Sales and Servicing Agreement"), by and among HSBC Home Equity Loan Corporation I, as Depositor, the Servicer, JPMorgan Chase Bank, National Association, as Indenture Trustee, HSBC Bank USA, National Association, as Administrator, and HSBC Home Equity Loan Trust (USA) 2006-1, the Trust, does hereby certify with respect to the information set forth below as follows:

1	Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Sales and Servicing Agreement.

2	HSBC Finance Corporation is, as of the date hereof, the Servicer under the Sales and Servicing Agreement.

3	The undersigned is a Servicing Officer.

4	This Certificate relates to the Payment Date occurring on February 20, 2007

5

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Sales and Servicing Agreement through the Collection Period preceding such Payment Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination has occurred since the prior Determination Date.

6	As of the date hereof, to the best knowledge of the undersigned, no Event of Default has been deemed to have occurred on or prior to such Payment Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 14th day of February, 2007.

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce Bevacqua
Title: Servicing Officer